S-K 1603(c) Fiduciary Duties to Other Companies	Dec. 23, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands and any other applicable law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Igor Volshteyn	Tiber Ventures, Inc. CCUR Holdings, Inc. Symbolic Logic, Inc.	Financial services and real estate Financial services and real estate Financial services and real estate	Chief Executive Officer and Director Chief Executive Officer and Director Chief Executive Officer and Director
Peter D. Aquino	Mercury Access Group, LLC	TMT advisory firm	Founder and Partner
Mark Szynkowski	Tiber Venture, Inc.	Financial services and real estate	SVP, CFO and Treasurer
Christopher Downie	Welles Infrastructure Advisors, LLC	Digital Infrastructure	Managing Partner
	Gabriel Advisors, LLC	Advisory services for TMT companies	Managing Director and Advisor
Individual	Entity	Entity’s Business	Affiliation
David Marshack	RKF Engineering Solutions, LLC	Satellite communications engineering	Managing Director and Chief Operating Officer
Eric Edidin	BH3 Management LLC	Real estate development and operations	Executive Chairman

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Igor Volshteyn	Tiber Ventures, Inc. CCUR Holdings, Inc. Symbolic Logic, Inc.	Financial services and real estate Financial services and real estate Financial services and real estate	Chief Executive Officer and Director Chief Executive Officer and Director Chief Executive Officer and Director
Peter D. Aquino	Mercury Access Group, LLC	TMT advisory firm	Founder and Partner
Mark Szynkowski	Tiber Venture, Inc.	Financial services and real estate	SVP, CFO and Treasurer
Christopher Downie	Welles Infrastructure Advisors, LLC	Digital Infrastructure	Managing Partner
	Gabriel Advisors, LLC	Advisory services for TMT companies	Managing Director and Advisor
Individual	Entity	Entity’s Business	Affiliation
David Marshack	RKF Engineering Solutions, LLC	Satellite communications engineering	Managing Director and Chief Operating Officer
Eric Edidin	BH3 Management LLC	Real estate development and operations	Executive Chairman